(2) Significant Accounting Policies: Research and Development Costs (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Research and development	$ 269,072	$ 310,810	$ 668,269	$ 987,215	$ 1,248,654	$ 1,453,994
Scenario, Previously Reported
Research and development					$ 1,248,654	$ 1,453,994